UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1660 Duke Street, Suite 200
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA February 4, 2010

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 110

Form 13F Information Table Value Total: 1,231,322 (x1000)

List of Other Included Managers:

TAMRO HOLDINGS AS OF 12/31/09


Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				 Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------ ----- ------ -----  ----   -----   ----




3PAR Inc.                    COM      88580F109       27163  2292234 SH       X               1,702,201        590,033
AES Corp.                    COM      00130H105         412    30925 SH       X                  30,925              0
ARM Holdings PLC             SP ADR   042068106          65     7627 SH       X                   7,627              0
Aaron's Inc.                 COM      002535201       22662   817249 SH       X                 620,720        196,529
Acme Packet Inc.             COM      004764106       12205  1109582 SH       X                 825,310        284,272
AirTran Holdings Inc.        COM      00949P108       19039  3647363 SH       X               2,712,829        934,534
Alcatel Lucent               SP ADR   013904305         225    67858 SH       X                  67,858              0
Allergan, Inc.               COM      018490102         435     6911 SH       X                   6,911              0
Amgen Inc.                   COM      031162100         371     6555 SH       X                   6,025            530
Anadarko Pete Corp.          COM      032511107         548     8776 SH       X                   8,436            340
Analogic Corp.               COM      032657207       16326   423954 SH       X                 315,502        108,452
Annaly Capital Mgmt REIT     COM      035710409         306    17445 SH       X                  17,445              0
BJ's Restaurants Inc.        COM      09180C106       25164  1336393 SH       X                 989,023        347,370
Bank Of The Ozarks           COM      063904106       22182   757826 SH       X                 562,929        194,897
Bank of America Corp.        COM      060505104         314    20824 SH       X                  20,824              0
Berkshire Hathaway Inc.      CL B     084670207         332      101 SH       X                     101              0
Bill Barrett Corp.           COM      06846N104       19652   631699 SH       X                 470,469        161,230
Biomed Realty Trust REIT     COM      09063H107       25108  1591045 SH       X               1,187,624        403,421
Blackboard Inc.              COM      091935502       27611   608304 SH       X                 452,280        156,024
Blue Nile Inc.               COM      09578R103       24703   390063 SH       X                 289,958        100,105
Boeing Co.                   COM      097023105         339     6265 SH       X                   6,265              0
Borg Warner Inc.             COM      099724106         462    13906 SH       X                  12,746          1,160
CarMax Inc.                  COM      143130102         542    22337 SH       X                  20,367          1,970
Cbeyond Inc.                 COM      149847105       24578  1560532 SH       X               1,166,280        394,252
Cerner Corp.                 COM      156782104         766     9291 SH       X                   8,501            790
Consol Energy Inc.           COM      20854P109         262     5255 SH       X                   5,255              0
DSW Inc.                     COM      23334L102       25035   967347 SH       X                 718,792        248,555
Danaher Corp.                COM      235851102         418     5556 SH       X                   5,556              0
DineEquity Inc.              COM      254423106        6080   250313 SH       X                 185,986         64,327
Dollar Tree Inc.             COM      256746108         436     9019 SH       X                   9,019              0
Domino's Pizza Inc.          COM      25754A201       24466  2919601 SH       X               2,178,460        741,141
E.W. Scripps                 COM      811054402       11821  1698441 SH       X               1,262,191        436,250
EMC Corp.                    COM      268648102         469    26829 SH       X                  26,829              0
EMCOR Group Inc.             COM      29084Q100       25359   942701 SH       X                 702,107        240,594
ESCO Technologies            COM      296315104        8900   248262 SH       X                 184,418         63,844
East West Bancorp. Inc.      COM      27579R104       24228  1533416 SH       X               1,138,763        394,653
Electronic Arts Inc.         COM      285512109         239    13467 SH       X                  13,467              0
Exxon Mobil Corp.            COM      30231G102         383     5617 SH       X                   5,617              0
F5 Networks Inc.             COM      315616102       33948   640884 SH       X                 477,955        162,929
FactSet Research Systems Inc.COM      303075105       23243   352859 SH       X                 262,807         90,052
Forward Air Corp.            COM      349853101       25413  1015291 SH       X                 754,926        260,365
Franklin Resources Inc.      COM      354613101         392     3723 SH       X                   3,723              0
GAMCO Investors Inc.         COM      361438104       25674   531671 SH       X                 394,979        136,692
Gannett Co. Inc.             COM      364730101       29175  1964613 SH       X               1,465,706        498,907
General Cable Corp.          COM      369300108       11649   395969 SH       X                 294,297        101,672
Goldman Sachs Group Inc.     COM      38141G104         377     2232 SH       X                   2,232              0
Google Inc.                  COM      38259P508         663     1070 SH       X                   1,070              0
Grand Canyon Education Inc.  COM      38526M106       16761   881690 SH       X                 658,798        222,892
Health Management Assoc.     COM      421933102       23538  3237698 SH       X               2,407,281        830,417
Holly Corp.                  COM      435758305       14879   580524 SH       X                 431,625        148,899
Home Depot Inc.              COM      437076102         260     8985 SH       X                   8,985              0
Hornbeck Offshore Srvs       COM      440543106       18285   785436 SH       X                 583,497        201,939
JPMorgan Chase & Co.         COM      46625H100         587    14085 SH       X                  14,085              0
Janus Capital Group Inc.     COM      47102X105       20064  1491761 SH       X               1,110,988        380,773
Johnson & Johnson            COM      478160104         542     8409 SH       X                   8,409              0
Johnson Controls Inc.        COM      478366107         258     9473 SH       X                   9,473              0
Joy Global Inc.              COM      481165108         387     7506 SH       X                   7,506              0
Knight Capital Group Inc.    COM      499005106       21802  1415694 SH       X               1,051,872        363,822
Kraft Foods Inc.             COM      50075N104         375    13762 SH       X                  13,762              0
LaSalle Hotel Properties     COM      517942108       24240  1141801 SH       X                 850,387        291,414
Laboratory Corp. Amer Hldgs  COM      50540R409         311     4152 SH       X                   3,952            200
Lance Inc.                   COM      514606102       17072   649129 SH       X                 483,451        165,678
LivePerson Inc.              COM      538146101        6601   947051 SH       X                 704,046        243,005
Loews Corp.                  COM      540424108         460    12650 SH       X                  12,650              0
Lumber Liquidators Inc.      COM      55003Q103       24145   900939 SH       X                 665,498        235,441
MDC Holdings Inc.            COM      552676108       25024   806171 SH       X                 598,895        207,276
Markel Corp.                 COM      570535104          38      113 SH       X                       0            113
Mohawk Industries Inc.       COM      608190104         366     7691 SH       X                   6,936            755
Monsanto Co.                 COM      61166W101         248     3030 SH       X                   3,030              0
Morningstar Inc.             COM      617700109       23714   490575 SH       X                 364,621        125,954
Mosaic Co.                   COM      61945A107         432     7236 SH       X                   7,236              0
NBTY Inc.                    COM      628782104       29374   674648 SH       X                 503,876        170,772
National Oilwell Varco Inc.  COM      637071101         389     8818 SH       X                   8,818              0
Netezza Corp.                COM      64111N101        7749   798818 SH       X                 593,403        205,415
NuVasive Inc.                COM      670704105        9192   287426 SH       X                 213,706         73,720
Nucor Corp.                  COM      670346105         264     5640 SH       X                   5,640              0
Nvidia Corp.                 COM      67066G104         317    16984 SH       X                  16,984              0
Philip Morris International  COM      718172109         383     7928 SH       X                   7,928              0
Pioneer Natural Resources Co.COM      723787107          35      735 SH       X                       0            735
Quality Systems Inc.         COM      747582104       30927   492460 SH       X                 368,428        124,032
Range Resources Corp.        COM      75281A109         530    10637 SH       X                  10,637              0
Raymond James Financial Inc. COM      754730109       23922  1006379 SH       X                 747,644        258,735
Redwood Trust REIT           COM      758075402       20162  1394309 SH       X               1,039,199        355,110
RightNow Technologies Inc.   COM      76657R106       30239  1740878 SH       X               1,296,588        444,290
Ryanair Holdings PLC         SP ADR   783513104         311    11614 SH       X                  11,614              0
Safeguard Scientifics Inc.   COM      786449207          36     3462 SH       X                       0          3,462
Salesforce.com Inc           COM      79466L302         775    10500 SH       X                  10,500              0
Schnitzer Steel Industries   COM      806882106       12707   266392 SH       X                 198,133         68,259
SeaChange International Inc. COM      811699107        9765  1488555 SH       X               1,106,850        381,705
Symantec Corporation         COM      871503108         222    12411 SH       X                  12,411              0
T. Rowe Price Group Inc.     COM      74144T108         505     9486 SH       X                   8,606            880
Teleflex Inc.                COM      879369106       26624   494044 SH       X                 367,936        126,108
Terex Corp.                  COM      880779103       18783   948138 SH       X                 704,431        243,707
The Advisory Board Co.       COM      00762W107       27943   911670 SH       X                 679,794        231,876
Treehouse Foods Inc.         COM      89469A104       27052   696148 SH       X                 518,466        177,682
United Natural Foods Inc.    COM      911163103       18422   688934 SH       X                 513,100        175,834
United Technologies Corp.    COM      913017109         436     6282 SH       X                   6,282              0
United Therapeutics Corp.    COM      91307C102       21410   406652 SH       X                 302,346        104,306
VMware Inc.                  COM      928563402         300     7076 SH       X                   7,076              0
Vasco Data Sec Intl Inc.     COM      92230Y104       13115  2088387 SH       X               1,549,553        538,834
Wabtec Corp.                 COM      929740108       23212   568366 SH       X                 422,609        145,757
Washington Post Co.          COM      939640108          52      118 SH       X                       0            118
Washington REIT              COM      939653101       22643   821872 SH       X                 611,935        209,937
Websense Inc.                COM      947684106       22449  1285760 SH       X                 956,046        329,714
Willbros Group Inc.          COM      969203108       21325  1264065 SH       X                 941,474        322,591
Winnebago Industries         COM      974637100       18696  1532463 SH       X               1,139,929        392,534
Yahoo! Inc.                  COM      984332106         496    29588 SH       X                  26,818          2,770
Coca-Cola Co.                CALL     191216900           0       65 SH       X                      65              0
Kraft Foods Inc.             CALL     50075N904          13      118 SH       X                     118              0
Walmart Stores Inc.          CALL     931142903          18      114 SH       X                     114              0

                                                 $1,231,322





